CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative expenses	¥ (171,523,720)	$ (24,868,602)	¥ (187,859,411)	¥ (179,225,336)
Equity in profit (loss) of subsidiaries and VIEs	(22,102,238)	(3,204,523)	3,341,862	(6,805,940)
Other income, net	40,723,863	5,904,406	32,506,084	12,709,213
Net income (loss) attributable to X Financial	811,996,439	117,728,417	825,407,023	(1,308,502,575)
Comprehensive income attributable to X Financial	869,285,476	126,034,547	810,657,504	(1,354,544,304)
Parent Company | Reportable legal entity
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
General and administrative expenses	(8,739,084)	(1,267,048)	(9,577,576)	(18,494,095)
Interest income	1,518	220	590	4,416
Equity in profit (loss) of subsidiaries and VIEs	817,582,216	118,538,279	831,870,794	(1,293,341,634)
Other income, net	3,151,789	456,966	3,113,215	3,328,738
Net income (loss) attributable to X Financial	811,996,439	117,728,417	825,407,023	(1,308,502,575)
Other comprehensive income (loss)	57,289,037	8,306,130	(14,749,519)	(46,041,729)
Comprehensive income attributable to X Financial	¥ 869,285,476	$ 126,034,547	¥ 810,657,504	¥ (1,354,544,304)